INTANGIBLE ASSETS NET (Tables)	6 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS NET
Schedule of intangible assets, net
	As of September 30,	As of March 31,
	2025	2025
Land use right, cost	$1,900,000	$1,900,000
Customer relationship	10,751,426	10,751,426
Total intangible assets, at cost	12,651,426	12,651,426
Less: accumulated amortization	(1,866,809)	(791,667)
Less: impairment	(1,108,333)	(1,108,333)
Intangible assets, net	$9,676,284	$10,751,426

Schedule of estimated future amortization expense
Six months ending September 30,	Amortization expense
2026	$2,150,285
2027	2,150,285
2028	2,150,285
2029	2,150,285
2030	1,075,144
Total	$9,676,284